FINANCIAL RISK MANAGEMENT (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Mineral properties	$ 800,000	$ 18,248,198
Fair Value, Inputs, Level 1 [Member]
Mineral properties	0	0
Fair Value, Inputs, Level 2 [Member]
Mineral properties	800,000	0
Fair Value, Inputs, Level 3 [Member]
Mineral properties	$ 0	$ 0